SUMMARY OF RSU ACTIVITY (Details) - Stock Incentive Plan 2019 [Member]	9 Months Ended
Sep. 30, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs outstanding at December 31, 2023	59,463
RSUs granted	273,951
RSUs vested and issued	(149,387)
RSUs forfeited or expired	(30,277)
RSUs vested and unissued at September 30, 2024	153,750